Leases (Details) - Leafly Holdings, Inc.[Member] - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases (Details) [Line Items]
Payment for rent	$ 75
Operating lease cost		$ 275		$ 1,582
Rent expense			$ 1,115		$ 1,689
Operating lease, payments		$ 225	$ 832	$ 1,282
Lease term				3 months
Weighted-average discount rate				8.00%